Average Annual Total Returns - International Momentum Style Fund	I OneYear	I FiveYear	I TenYear	I Since Inception	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) TenYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N TenYear	N Since Inception		N Inception Date	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) TenYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception		R6 OneYear	R6 FiveYear	R6 TenYear	R6 Since Inception		R6 Inception Date	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	16.58%	7.89%	5.09%		16.41%	7.53%	4.70%		10.17%	6.29%	4.09%		7.59%	7.64%	5.19%		16.32%	7.64%		6.11%	[1]	Dec. 17, 2012	7.59%	7.64%		6.31%	[1]	16.66%	7.99%		4.82%	[1]	Jul. 10, 2014	7.59%	7.64%		3.99%	[1]

[1]	Since Inception performance is shown for Class N and Class R6 because they do not have 10 years of performance history.